Note 11 - Income Taxes - Deductible Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Temporary differences, property and equipment [member]
Statement Line Items [Line Items]
Deductible temporary difference	$ 3	$ 1
Temporary differences, share issuance costs [member]
Statement Line Items [Line Items]
Deductible temporary difference	2	4
Temporary differences, deferred expenses [member]
Statement Line Items [Line Items]
Deductible temporary difference	66	150
Temporary differences, non-capital losses carried forward [member]
Statement Line Items [Line Items]
Deductible temporary difference	3,979	7,714
Temporary differences, unrealized foreign exchange loss on debt [member]
Statement Line Items [Line Items]
Deductible temporary difference	$ 4,360